UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund
The fund's portfolio
1/31/09 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)(a)
	Principal
	amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 05-LDP4, Class A2, 4.79s, 2042 (F)	$59,457	$54,469

Total collateralized mortgage obligations (cost $53,808)		$54,469

CORPORATE BONDS AND NOTES (0.6%)(a)
	Principal
	amount	Value

Retail (0.6%)
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	$60,000	$50,787

Total corporate bonds and notes (cost $49,333)		$50,787

SHORT-TERM INVESTMENTS (94.0%)(a)
	Shares	Value

Federated Prime Obligations Fund	7,587,815	$7,587,815

Total short-term investments (cost $7,587,815)		$7,587,815

TOTAL INVESTMENTS

Total investments (cost $7,690,956) (b)		$7,693,071

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

	Upfront			Fixed payments
	premium		Termi-	received
Swap counterparty /	received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	(paid)**	amount	date	per annum	depreciation

Deutsche Bank AG
Macy's Retail Holdings,
7.45%,7/15/17	$--	$51,000	6/20/11	(825 bp)	$(1,566)

Total					$(1,566)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $8,068,307.

(b) The aggregate identified cost on a tax basis is $7,690,956, resulting in gross unrealized appreciation and depreciation of $2,115 and -, respectively, or net unrealized appreciation of $2,115.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

Debt obligations are considered secured unless otherwise indicated.

The dates shown on debt obligations are the original maturity dates.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$7,587,815	$--

Level 2	50,787	(1,566)

Level 3	54,469	--

Total	$7,693,071	$(1,566)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 23, 2008 (Commencement of operations)	$--	$--

Accrued discounts/premiums	--	--

Realized gain/loss	47	--
Change in net unrealized appreciation/(depreciation)	661	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3	53,761	--

Balance as of January 31, 2009	$54,469	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund
The fund's portfolio
1/31/09 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)(a)
	Principal
	amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 05-LDP4, Class A2, 4.79s, 2042 (F)	$182,943	$167,598

Total collateralized mortgage obligations (cost $165,564)		$167,598

CORPORATE BONDS AND NOTES (1.3%)(a)
	Principal
	amount	Value

Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	$170,000	$143,894

Total corporate bonds and notes (cost $139,775)		$143,894

SHORT-TERM INVESTMENTS (82.9%)(a)
	Shares	Value

Federated Prime Obligations Fund	9,165,737	$9,165,737

Total short-term investments (cost $9,165,737)		$9,165,737

TOTAL INVESTMENTS

Total investments (cost $9,471,076) (b)		$9,477,229

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

Deutsche Bank AG
Macy's Retail Holdings,
7.45%,7/15/17	--	$--	$144,500	6/20/11	(825 bp)	$(4,437)

Total						$(4,437)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch's ratings are believed to be the most recent ratings available at January 31, 2009.

NOTES

(a) Percentages indicated are based on net assets of $11,053,596.

(b) The aggregate identified cost on a tax basis is $9,471,076, resulting in gross unrealized appreciation and depreciation of $6,153 and $-, respectively, or net unrealized appreciation of $6,153.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

The dates shown on debt obligations are the original maturity dates.

Debt obligations are considered secured unless otherwise indicated.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$9,165,737	$--

Level 2	143,894	(4,437)

Level 3	167,598	--

Total	$9,477,229	$(4,437)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 24, 2008 (Commencement of operations)	$--	$--

Accrued discounts/premiums	--	--

Realized gain/loss	--	--

Change in net unrealized appreciation/(depreciation)	--	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3	167,598	--

Balance as of January 31, 2009	$167,598	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund
The fund's portfolio
1/31/09 (Unaudited)

COMMON STOCKS (8.9%)(a)
	Shares	Value

Beverage (0.3%)
Pepsi Bottling Group, Inc. (The)	1,400	$27,006
PepsiCo, Inc.	500	25,115
		52,121

Biotechnology (0.4%)
Amgen, Inc. (NON)	800	43,880
Biogen Idec, Inc. (NON)	600	29,190
		73,070

Chemicals (0.2%)
Dow Chemical Co. (The)	2,900	33,611
		33,611

Coal (0.2%)
Alpha Natural Resources, Inc. (NON)	1,900	31,008
		31,008

Computers (0.7%)
Brocade Communications Systems, Inc. (NON)	11,000	41,910
Seagate Technology (Cayman Islands)	7,300	27,667
Western Digital Corp. (NON)	2,700	39,636
		109,213

Conglomerates (0.2%)
Walter Industries, Inc.	1,800	33,192
		33,192

Consumer goods (0.3%)
Eastman Kodak Co.	4,700	21,291
Estee Lauder Cos., Inc. (The) Class A	1,000	26,250
		47,541

Electronics (0.2%)
LSI Logic Corp. (NON)	8,800	27,984
		27,984

Energy (oil field) (0.2%)
FMC Technologies, Inc. (NON)	1,300	38,467
		38,467

Engineering and construction (0.2%)
Fluor Corp.	700	27,230
		27,230

Financial (0.3%)
CapitalSource, Inc.	7,200	26,208
JPMorgan Chase & Co.	1,000	25,510
		51,718

Food (0.2%)
Corn Products International, Inc.	1,100	25,465
		25,465

Health-care services (0.3%)
CIGNA Corp.	2,700	46,872
		46,872

Insurance (0.3%)
Axis Capital Holdings, Ltd. (Bermuda)	1,000	24,260
XL Capital, Ltd. Class A (Bermuda)	8,500	24,650
		48,910

Investment banking/Brokerage (0.3%)
Raymond James Financial, Inc.	1,800	33,318
State Street Corp.	800	18,616
		51,934

Machinery (0.5%)
Cummins, Inc.	1,200	28,776
Joy Global, Inc.	1,400	29,162
Manitowoc Co., Inc. (The)	3,600	19,800
		77,738

Media (0.2%)
Interpublic Group of Companies, Inc. (The) (NON)	8,200	27,306
		27,306

Metals (0.2%)
AK Steel Holding Corp.	1,700	13,719
Cliffs Natural Resources, Inc.	600	13,902

		27,621

Natural gas utilities (0.4%)
Energen Corp.	1,000	29,210
Southwestern Energy Co. (NON)	1,000	31,650
		60,860

Oil and gas (0.4%)
Exxon Mobil Corp.	800	61,184
		61,184

Pharmaceuticals (0.4%)
Forest Laboratories, Inc. (NON)	1,800	45,072
King Pharmaceuticals, Inc. (NON)	2,900	25,346
		70,418

Power producers (0.3%)
Mirant Corp. (NON)	800	13,736
NRG Energy, Inc. (NON)	1,400	32,704
		46,440

Regional Bells (0.2%)
Qwest Communications International, Inc.	8,600	27,692
		27,692

Retail (0.5%)
Big Lots, Inc. (NON)	2,100	28,245
BJ's Wholesale Club, Inc. (NON)	900	25,812
Safeway, Inc.	1,300	27,859
		81,916

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	400	32,584
		32,584

Shipping (0.2%)
Ryder System, Inc.	800	27,024
		27,024

Software (0.8%)
Adobe Systems, Inc. (NON)	2,100	40,551
Symantec Corp. (NON)	3,500	53,655
VMware, Inc. Class A (NON)	1,300	26,910
		121,116

Telecommunications (0.2%)
Sprint Nextel Corp. (NON)	15,700	38,151
		38,151

Textiles (0.1%)
Jones Apparel Group, Inc.	5,600	19,376
		19,376

Total common stocks (cost $1,526,186)		$1,417,762

U.S. TREASURY OBLIGATIONS (7.7%)(a)
	Principal
	amount	Value

U.S. Treasury Inflation Index Notes
4 1/4s, January 15, 2010	$252,332	$255,328
3 7/8s, April 15, 2029	258,244	310,422
2 5/8s, July 15, 2017	204,836	214,630
2 3/8s, April 15, 2011	213,886	215,223
2s, January 15, 2014	229,760	229,616

Total U.S. treasury obligations (cost $1,212,862)		$1,225,219

COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)(a)
	Principal
	amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 05-LDP4, Class A2, 4.79s, 2042 (F)	$150,928	$138,268

Total collateralized mortgage obligations (cost $136,590)		$138,268

CORPORATE BONDS AND NOTES (0.7%)(a)
	Principal
	amount	Value

Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	$135,000	$114,269

Total corporate bonds and notes (cost $110,998)		$114,269

SHORT-TERM INVESTMENTS (73.1%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	11,585,576	$11,585,576
U.S. Treasury Bills for effective yields ranging from
0.29% to 0.39%, November 19, 2009	$120,000	119,703

Total short-term investments (cost $11,705,279)		$11,705,279

TOTAL INVESTMENTS

Total investments (cost $14,691,915) (b)	$14,600,797

WRITTEN OPTIONS OUTSTANDING at 1/31/09 (premiums received $136,606) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Adobe Systems, Inc. (Call)	$2,100	Feb-09/$23.69	$97
AK Steel Holding Corp. (Call)	1,700	Feb-09/$10.32	204
Alpha Natural Resources, Inc. (Call)	1,900	Feb-09/$17.79	2,117
Amgen, Inc. (Call)	800	Feb-09/$63.59	27
Apollo Group, Inc. Class A (Call)	400	Feb-09/$85.08	1,076
Axis Capital Holdings, Ltd. (Bermuda) (Call)	1,000	Feb-09/$31.81	64
Big Lots, Inc. (Call)	2,100	Feb-09/$15.94	222
Biogen Idec, Inc. (Call)	600	Feb-09/$52.52	499
BJ's Wholesale Club, Inc. (Call)	900	Feb-09/$37.40	52
Brocade Communications Systems, Inc. (Call)	11,000	Feb-09/$3.06	9,225
CapitalSource, Inc. (Call)	7,200	Feb-09/$4.73	42
CIGNA Corp. (Call)	2,700	Feb-09/$18.58	1,911
Cliffs Natural Resources, Inc. (Call)	600	Feb-09/$28.33	237
Corn Products International, Inc. (Call)	1,100	Feb-09/$31.60	130
Cummins, Inc. (Call)	1,200	Feb-09/$29.47	380
Dow Chemical Co. (The) (Call)	2,900	Feb-09/$16.54	236
Eastman Kodak Co. (Call)	4,700	Feb-09/$7.29	39
Energen Corp. (Call)	1,000	Feb-09/$32.49	438
Estee Lauder Cos., Inc. (The) Class A (Call)	1,000	Feb-09/$34.05	18
Exxon Mobil Corp. (Call)	800	Feb-09/$88.21	29
Fluor Corp. (Call)	700	Feb-09/$50.14	106
FMC Technologies, Inc. (Call)	1,300	Feb-09/$26.21	5,459
Forest Laboratories, Inc. (Call)	1,800	Feb-09/$27.97	130
Interpublic Group of Companies, Inc. (The) (Call)	8,200	Feb-09/$4.33	505
Jones Apparel Group, Inc. (Call)	5,600	Feb-09/$6.64	47
Joy Global, Inc. (Call)	1,400	Feb-09/$25.52	441
JPMorgan Chase & Co. (Call)	1,000	Feb-09/$34.51	116
King Pharmaceuticals, Inc. (Call)	2,900	Feb-09/$11.61	27
LSI Logic Corp. (Call)	8,800	Feb-09/$3.53	992
Manitowoc Co., Inc. (The) (Call)	3,600	Feb-09/$9.57	44
Mirant Corp. (Call)	800	Feb-09/$20.66	101
NRG Energy, Inc. (Call)	1,400	Feb-09/$25.25	768
Pepsi Bottling Group, Inc. (The) (Call)	1,400	Feb-09/$24.76	71
PepsiCo, Inc. (Call)	500	Feb-09/$60.49	6
Qwest Communications International, Inc. (Call)	8,600	Feb-09/$3.92	361
Raymond James Financial, Inc. (Call)	1,800	Feb-09/$19.10	1,788
Ryder System, Inc. (Call)	800	Feb-09/$42.80	115
S&P 500 E-Mini (Put)	36	Feb-09/$750.00	20,701
Safeway, Inc. (Call)	1,300	Feb-09/$26.33	39
Seagate Technology (Cayman Islands) (Call)	7,300	Feb-09/$4.88	613
Southwestern Energy Co. (Call)	1,000	Feb-09/$32.29	1,906
Sprint Nextel Corp. (Call)	15,700	Feb-09/$1.98	8,878
State Street Corp. (Call)	800	Feb-09/$43.22	16
Symantec Corp. (Call)	3,500	Feb-09/$14.89	3,899
VMware, Inc. Class A (Call)	1,300	Feb-09/$26.30	113
Walter Industries, Inc. (Call)	1,800	Feb-09/$19.32	2,746
Western Digital Corp. (Call)	2,700	Feb-09/$12.72	6,126
XL Capital, Ltd. Class A (Bermuda) (Call)	8,500	Feb-09/$3.96	1,453

Total			$74,610

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

Deutsche Bank AG
Macy's Retail Holdings,
7.45%, 7/15/17	--	$--	$114,750	6/20/11	(825 bp)	$(3,524)

Total						$(3,524)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at January 31, 2009.

NOTES

(a) Percentages indicated are based on net assets of $16,006,170.

(b) The aggregate identified cost on a tax basis is $14,691,915, resulting in gross unrealized appreciation and depreciation of $85,538 and $176,656, respectively, or net unrealized depreciation of $91,118.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

At January 31, 2009, liquid assets totaling $53,910 have been designated as collateral for open options contracts.

Debt obligations are considered secured unless otherwise indicated.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$13,003,338	$--

Level 2	1,459,191	58,472

Level 3	138,268	--

Total	$14,600,797	$58,472

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 24, 2008 (commencement of operations)	$--	$--

Accrued discounts/premiums	--	--

Realized gain/loss	--	--
Change in net unrealized appreciation/(depreciation)	--	--
Net purchases/sales	--	--
Net transfers in and/or out of Level 3	138,268	--

Balance as of January 31, 2009	$138,268	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund
The fund's portfolio
1/31/09 (Unaudited)

COMMON STOCKS (10.3%)(a)
	Shares	Value

Beverage (0.4%)
Pepsi Bottling Group, Inc. (The)	1,400	$27,006
PepsiCo, Inc.	500	25,115
		52,121

Biotechnology (0.5%)
Amgen, Inc. (NON)	800	43,880
Biogen Idec, Inc. (NON)	600	29,190
		73,070

Chemicals (0.2%)
Dow Chemical Co. (The)	2,900	33,611
		33,611

Coal (0.2%)
Alpha Natural Resources, Inc. (NON)	1,900	31,008
		31,008

Computers (0.8%)
Brocade Communications Systems, Inc. (NON)	11,000	41,910
Seagate Technology (Cayman Islands)	7,300	27,667
Western Digital Corp. (NON)	2,700	39,636
		109,213

Conglomerates (0.2%)
Walter Industries, Inc.	1,800	33,192
		33,192

Consumer goods (0.4%)
Eastman Kodak Co.	4,700	21,291
Estee Lauder Cos., Inc. (The) Class A	1,000	26,250
		47,541

Electronics (0.2%)
LSI Logic Corp. (NON)	8,800	27,984
		27,984

Energy (oil field) (0.3%)
FMC Technologies, Inc. (NON)	1,300	38,467
		38,467

Engineering and construction (0.2%)
Fluor Corp.	700	27,230
		27,230

Financial (0.4%)
CapitalSource, Inc.	7,200	26,208
JPMorgan Chase & Co.	1,000	25,510
		51,718

Food (0.2%)
Corn Products International, Inc.	1,100	25,465
		25,465

Health-care services (0.3%)
CIGNA Corp.	2,700	46,872
		46,872

Insurance (0.4%)
Axis Capital Holdings, Ltd. (Bermuda)	1,000	24,260
XL Capital, Ltd. Class A (Bermuda)	8,500	24,650
		48,910

Investment banking/Brokerage (0.4%)
Raymond James Financial, Inc.	1,800	33,318
State Street Corp.	800	18,616
		51,934

Machinery (0.6%)
Cummins, Inc.	1,200	28,776
Joy Global, Inc.	1,400	29,162
Manitowoc Co., Inc. (The)	3,600	19,800
		77,738

Media (0.2%)
Interpublic Group of Companies, Inc. (The) (NON)	8,200	27,306

		27,306

Metals (0.2%)
AK Steel Holding Corp.	1,700	13,719
Cliffs Natural Resources, Inc.	600	13,902
		27,621

Natural gas utilities (0.4%)
Energen Corp.	1,000	29,210
Southwestern Energy Co. (NON)	1,000	31,650
		60,860

Oil and gas (0.5%)
Exxon Mobil Corp.	800	61,184
		61,184

Pharmaceuticals (0.5%)
Forest Laboratories, Inc. (NON)	1,800	45,072
King Pharmaceuticals, Inc. (NON)	2,900	25,346
		70,418

Power producers (0.3%)
Mirant Corp. (NON)	800	13,736
NRG Energy, Inc. (NON)	1,400	32,704
		46,440

Regional Bells (0.2%)
Qwest Communications International, Inc.	8,600	27,692
		27,692

Retail (0.6%)
Big Lots, Inc. (NON)	2,100	28,245
BJ's Wholesale Club, Inc. (NON)	900	25,812
Safeway, Inc.	1,300	27,859
		81,916

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	400	32,584
		32,584

Shipping (0.2%)
Ryder System, Inc.	800	27,024
		27,024

Software (0.9%)
Adobe Systems, Inc. (NON)	2,100	40,551
Symantec Corp. (NON)	3,500	53,655
VMware, Inc. Class A (NON)	1,300	26,910
		121,116

Telecommunications (0.3%)
Sprint Nextel Corp. (NON)	15,700	38,151
		38,151

Textiles (0.1%)
Jones Apparel Group, Inc.	5,600	19,376
		19,376

Total common stocks (cost $1,526,186)		$1,417,762

CORPORATE BONDS AND NOTES (9.3%)(a)
	Principal
	amount	Value

Aerospace and defense (0.7%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	$50,000	$48,000
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	50,000	45,750
		93,750

Beverage (0.4%)
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 7.2s, 2014	50,000	50,804
		50,804

Broadcasting (0.4%)
DirecTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	50,000	49,125
		49,125

Chemicals (1.0%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018	50,000	46,000
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	50,000	47,000
Nalco Co. company guaranty sr. unsec. notes 7 3/4s,
2011	50,000	48,250

		141,250

Containers (0.7%)
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013	50,000	50,000
Owens Brockway Glass Container, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2013	50,000	50,250
		100,250

Electronics (0.3%)
Flextronics International, Ltd. sr. unsec. sub. notes
6 1/2s, 2013 (Singapore)	50,000	41,000
		41,000

Energy (oil field) (0.4%)
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	50,000	48,000
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019	5,000	5,089
		53,089

Financial (0.3%)
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	50,000	47,500
		47,500

Forest products and packaging (0.3%)
International Paper Co. sr. unsec. notes 7.4s, 2014	50,000	42,284
		42,284

Gaming and lottery (0.3%)
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	50,000	36,438
		36,438

Health care (0.3%)
HCA, Inc. sr. sec. notes 9 1/8s, 2014	50,000	48,000
		48,000

Medical services (0.3%)
Service Corporation International sr. notes 7s, 2017	50,000	45,500
		45,500

Medical technology (0.1%)
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015	15,000	15,075
		15,075

Natural gas utilities (0.3%)
El Paso Corp. sr. unsec. notes Ser. MTN, 7 3/8s, 2012	50,000	46,375
		46,375

Oil and gas (0.7%)
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2016	50,000	47,000
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	50,000	44,250
		91,250

Power producers (0.7%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	50,000	50,250
NRG Energy, Inc. sr. notes 7 3/8s, 2016	50,000	47,625
		97,875

Retail (1.0%)
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	135,000	114,269
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	20,000	21,250
		135,519

Technology services (0.4%)
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	50,000	49,938
		49,938

Telecommunications (0.3%)
American Tower Corp. 144A sr. notes 7s, 2017	50,000	48,000
		48,000

Waste Management (0.4%)
Allied Waste North America, Inc. company guaranty sr.
unsub. sec. notes 7 7/8s, 2013	50,000	50,125
		50,125

Total corporate bonds and notes (cost $1,269,309)		$1,283,147

U.S. TREASURY OBLIGATIONS (8.9%)(a)

	Principal
	amount	Value

U.S. Treasury Inflation Index Notes
4 1/4s, January 15, 2010	$252,332	$255,328
3 7/8s, April 15, 2029	258,244	310,422
2 5/8s, July 15, 2017	204,836	214,630
2 3/8s, April 15, 2011	213,886	215,223
2s, January 15, 2014	229,760	229,616

Total U.S. treasury obligations (cost $1,212,869)		$1,225,219

COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%)(a)
	Principal
	amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 05-LDP4, Class A2, 4.79s, 2042 (F)	$150,928	$138,268

Total collateralized mortgage obligations (cost $136,590)		$138,268

SHORT-TERM INVESTMENTS (63.2%)(a)

	Principal
	amount/shares	Value

Federated Prime Obligations Fund	8,576,072	$8,576,072
U.S. Treasury Bills with yields ranging from 0.29 to
0.39%, maturity date November 19, 2009	$123,000	122,379

Total short-term investments (cost $8,698,766)		$8,698,451

TOTAL INVESTMENTS

Total investments (cost $12,843,720) (b)		$12,762,847

WRITTEN OPTIONS OUTSTANDING at 1/31/09 (premiums received $137,604) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Adobe Systems, Inc. (Call)	$2,100	Feb-09/23.69	$98
AK Steel Holding (Call)	1,700	Feb-09/10.32	204
Alpha Natural Resources, Inc. (Call)	1,900	Feb-09/17.79	2,117
Amgen, Inc. (Call)	800	Feb-09/63.59	27
Apollo Group, Inc. (Call)	400	Feb-09/85.08	1,076
Axis Capital Holdings, Ltd. (Call)	1,000	Feb-09/31.81	64
Big Lots, Inc. (Call)	2,100	Feb-09/15.94	222
Biogen Idec, Inc. (Call)	600	Feb-09/52.52	499
BJ's Wholesale Club, Inc. (Call)	900	Feb-09/37.40	52
Brocade Communications Systems, Inc. (Call)	11,000	Feb-09/3.06	9,225
CapitalSource, Inc. (Call)	7,200	Feb-09/4.73	42
CIGNA Corp. (Call)	2,700	Feb-09/18.58	1,911
Cliffs Natural Resources, Inc. (Call)	600	Feb-09/28.33	237
Corn Products International, Inc. (Call)	1,100	Feb-09/31.60	130
Cummins, Inc. (Call)	1,200	Feb-09/29.47	380
Dow Chemical Co. (The) (Call)	2,900	Feb-09/16.54	236
Eastman Kodak Co. (Call)	4,700	Feb-09/7.29	39
Energen Corp. (Call)	1,000	Feb-09/32.49	438
Estee Lauder Cos., Inc. (The) (Call)	1,000	Feb-09/34.05	18
Exxon Mobil Corp. (Call)	800	Feb-09/88.21	29
Fluor Corp. (Call)	700	Feb-09/50.14	106
FMC Technologies (Call)	1,300	Feb-09/26.21	5,459
Forest Laboratories, Inc. (Call)	1,800	Feb-09/27.97	130
Interpublic Group of Companies, Inc. (The) (Call)	8,200	Feb-09/4.33	505
Jones Apparel Group, Inc. (Call)	5,600	Feb-09/6.64	47
Joy Global, Inc. (Call)	1,400	Feb-09/25.52	441
JPMorgan Chase & Co. (Call)	1,000	Feb-09/34.51	116
King Pharmaceuticals, Inc. (Call)	2,900	Feb-09/11.61	27
LSI Logic Corp. (Call)	8,800	Feb-09/3.53	992
Manitowoc Company, Inc. (Call)	3,600	Feb-09/9.57	44
Mirant Corp. (Call)	800	Feb-09/20.66	101
NRG Energy, Inc. (Call)	1,400	Feb-09/25.25	768
Pepsi Bottling Group, Inc. (The) (Call)	1,400	Feb-09/24.76	71
Pepsico, Inc. (Call)	500	Feb-09/60.49	6
Qwest Communications International, Inc. (Call)	8,600	Feb-09/3.92	361
Raymond James Financial, Inc. (Call)	1,800	Feb-09/19.10	1,788
Ryder System, Inc. (Call)	800	Feb-09/42.80	115
S&P 500 Emini (Put)	37	Feb-09/750.00	21,275
Safeway, Inc. (Call)	1,300	Feb-09/26.33	39
Seagate Technology (Call)	7,300	Feb-09/4.88	613
Southwestern Energy Co. (Call)	1,000	Feb-09/32.29	1,906
Sprint Nextel Corp. (Call)	15,700	Feb-09/1.98	8,878
State Street Corp. (Call)	800	Feb-09/43.22	16
Symantec Corp. (Call)	3,500	Feb-09/14.89	3,899
VMware, Inc. (Call)	1,300	Feb-09/26.30	113
Walter Industries, Inc. (Call)	1,800	Feb-09/19.32	2,746
Western Digital Corp. (Call)	2,700	Feb-09/12.72	6,126
XL Capital, Ltd. (Call)	8,500	Feb-09/3.96	1,453

Total			$75,185

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

			Fixed payments
		Termi-	received
Swap counterparty /	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	amount	date	per annum	(depreciation)

Deutsche Bank AG
Macy's Retail Holdings,
7.45%,7/15/17	$114,750	6/20/11	(825 bp)	$(3,524)

Total				$(3,524)

* Payments related to the reference debt are made upon a credit default event.

NOTES

(a) Percentages indicated are based on net assets of $13,763,824.

(b) The aggregate identified cost on a tax basis is $12,843,720, resulting in gross unrealized appreciation and depreciation of $107,571 and $188,444, respectively, or net unrealized depreciation of $80,873.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On January 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

At January 31, 2009, liquid assets totaling $53,910 have been designated as collateral for open options contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$9,993,834	$--

Level 2	2,630,745	58,895

Level 3	138,268	--

Total	$12,762,847	$58,895

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments*

Balance as of December 24, 2008 (commencement of operations)	$--	$--

Accrued discounts/premiums	--	--

Realized gain/loss	--	--
Change in net unrealized appreciation/(depreciation)	--	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3	138,268	--

Balance as of January 31, 2009	$138,268	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 1000 Fund had no holdings as of January 31, 2009.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009